Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Weighted Average Dilutive Common Shares

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2019	2018
Options	4,739,535	3,615,119
Warrants	5,852,952	3,318,403
Convertible notes - common stock [1]	21,525,021	2,713,717
Convertible notes - warrants	2,555,318	-
Total potentially dilutive shares	34,672,826	9,647,239

[1]	As of June 30, 2019 and June 30, 2018, many of the convertible notes had variable conversion prices and the shares were estimated based on market conditions. Pursuant to the note agreements, on June 30, 2019 and June 30, 2018 there were 105,349,305 and 15,771,133 shares of common stock reserved for future note conversions, respectively.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2018		2017
Options	4,703,785		3,122,202
Warrants	3,483,403		3,435,134
Convertible notes	9,200,062	[1]	1,411,762
Total potentially dilutive shares	17,387,250		7,969,098

[1]	As of December 31, 2018, many of the convertible notes had variable conversion prices and the shares issuable were estimated based on market conditions. Pursuant to the note agreements, there were 57,019,880 shares of common stock reserved for future note conversions.